OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Accrued expenses and other payables	$ 5,083	$ 5,067
Subcontractors accrual	2,267	2,105
Accrued taxes	3,146	3,028
Contingent consideration related to acquisition	3,077	2,063
Total other payables and accrued expenses	$ 13,573	$ 12,263